October 22, 2012

CONFIDENTIAL SUBMISSION VIA EDGAR

Securities and Exchange Commission

Attention: John P. Nolan

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Re:	TriLinc Global Impact Fund, LLC

Amendment No. 2 to Confidential Draft Registration Statement on Form S-1

Initially Submitted on May 18, 2012

CIK No. 0001550453

Mr. Nolan:

On behalf of TriLinc Global Impact Fund, LLC, a Delaware limited liability company (the “Company”), and pursuant to Title I, Section 106 of the Jumpstart Our Business Startups Act (“JOBS Act”), Section 24(b)(2) of the Securities Exchange Act of 1934, as amended (“Securities Exchange Act”) and the applicable provisions of the Securities Act of 1933, and the rules and regulations promulgated thereunder (the “Securities Act”), please find attached for confidential submission with the Securities and Exchange Commission (the “Commission”), a complete copy of Amendment No. 2 (“Amendment No. 2”) to the above referenced Registration Statement (the “Registration Statement”) on Form S-1.

Amendment No. 2 includes revisions in response to the comment letter from the Staff of the Commission (the “Staff”) to Gloria Nelund of the Company, dated July 10, 2012 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

For the Staff’s convenience, the Company is including in the confidential submission a marked copy of Amendment No. 2, which have been marked to indicate the location of the revisions to the Amendment No. 1 to the Registration Statement transmitted on June 13, 2012.

General

1.	Please revise your prospectus to specifically state your election under Section 107(b) of the JOBS Act:

•

If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b), include a statement that the election is irrevocable; or

•

If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

Response to Comment No. 1

The Company has determined to elect to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1) of the JOBS Act and will include the following risk factor:

We are an “emerging growth company” under the JOBS Act, and we cannot be certain if the reduced disclosure requirements applicable to emerging growth companies will make our units less attractive to investors.

Section 107 of the JOBS Act provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We are choosing to take advantage of the extended transition period for complying with new or revised accounting standards. As a result, our financial statements may not be comparable to those of companies that comply with public company effective dates.

In addition, the Company has revised the last two sentences of the “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Recently Issued Accounting Pronouncements” section on page 69 of the Amendment No. 2 to read as follows: “We are choosing to take advantage of the extended transition period for complying with new or revised accounting standards. As a result, our financial statements may not be comparable to those of companies that comply with public company effective dates.”

2.	Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act of 1933 to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a) (3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response to Comment No. 2

To date, the Company has not provided any written materials in reliance on Section 5(d) of the Securities Act to any potential investors that are qualified institutional buyers or institutional accredited investors. Should the Company provide any written materials to these types of potential investors in reliance on Section 5(d) of the Securities Act, the Company will supplementally provide such materials to the Commission. The Company is not aware of any research reports about the Company that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or will participate in the offering.

3.	Prior to the effectiveness of the registration statement, please arrange for FINRA to call us or provide us with a letter indicating that FINRA has cleared your underwriter’s compensation.

Response to Comment No. 3

Prior to the effectiveness of the Registration Statement, the Company will arrange for FINRA to provide the Commission with a confirmation that FINRA has cleared underwriter’s compensation.

4.	Provide the staff with a detailed legal analysis as to the applicability of Securities Act Rule 419 to this offering.

Response to Comment No. 4

Rule 419 of the Securities Act is not applicable to the offering. Rule 419 applies to registration statements relating to offerings by blank check companies. For purposes of Rule 419, the term “blank check company” means a company that (a) is a development stage company that has no specific business plan or purpose or has indicated that its business plan is to engage in a merger or acquisition with an unidentified company or companies, or other entity or person; and (b) is issuing “penny stock,” as defined in Rule 3a51-1 under the Securities Exchange Act. The SEC has specifically stated in its release adopting Rule 4191 that “Rule 419 does not apply to offerings by small businesses other than blank check companies, such as investments in limited partnerships or other direct participation programs (sometimes called “blind pools”) where a detailed plan of business is developed, but specific investment properties are unidentified.”

The Company’s offering is a blind pool direct participation program. Although specific investments are not expected to be identified prior to the commencement of the offering, the Company discloses a detailed plan of its business, including specific purposes of the Company’s investments, in the “Business” section of the prospectus. As disclosed on the cover page and throughout the prospectus, the Company expects to use substantially all of the net proceeds from the offering to invest in small and medium enterprises through local market sub-advisors in a diversified portfolio of financial assets, including direct loans, convertible debt instruments, trade finance, structured credit and preferred and common equity investments in accordance with the outlined investment strategy.

Registration Statement Cover Page

5.	Please revise to indicate that you are a non-accelerated filer, as you have indicated in the “Emerging Growth Company” discussion on page 9.

Response to Comment No. 5

The Company has revised the cover page to indicate that the Company will be a non-accelerated filer.

Prospectus Cover Page

6.	Please limit the cover page to one page dealing with the most important aspects of the transaction. You may reference other portions of the prospectus for more detailed information. Refer to Item 501 of Regulation S-K.

Response to Comment No. 6

The Company confirms that the cover page of the final prospectus when printed will be limited to one page.

7.	Please revise the heading to disclose the number of units being offered. Revise the remainder of the prospectus accordingly. Refer to Item 501(b)(2) of Regulation S-K.

Response to Comment No. 7

The Company respectfully submits that Rule 501(b)(2) of Regulation S-K only requires for the Company to disclose the amount of securities offered not the number of units. In accordance with Rule 501(b)(2), the Company discloses in the heading both the $2,000,000 minimum offering amount and the

[1]	See page 3 of SEC Release No. 33-6932.

$1,500,000,000 maximum offering amount. The Company cannot disclose the number of units as the number of units being offered will change depending on the offering price. The Company notes that it will only sell the number of units up to the maximum offering amount and will adjust the number of units being sold accordingly.

8.	Revise the second paragraph and the Plan of Distribution section to delete any reference to changing the offering price or provide the staff with a legal analysis that would allow the offering price to be changed during the initial distribution.

Response to Comment No. 8

Pursuant to Item 512 (a)(1) of the Regulation S-K, the Company has undertaken in Item 17(ii), during any period in which offers or sales are being made, to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement. Pursuant to the phone conversation between Yuta Delarck of Greenberg Traurig, LLP and David Lin of your office on July 23, 2012, you advised and the Company now confirms that any change in the price of the securities of more than 20% as a result of the quarterly valuation of the Company’s assets will constitute a fundamental change requiring the filing of the Post-Effective Amendment. The Company will disclose any change in the offering price due to the change in the net asset value of not more than 20% by a prospectus supplement to the Registration Statement.

9.	Revise the second paragraph and throughout the Prospectus to consistently use either the term Dividend reinvestment or Distribution reinvestment and clarify that you are not offering those units until after the minimum offering proceeds have been received.

Response to Comment No. 9

The Company has revised the disclosure throughout the prospectus to reference “distribution reinvestment.” In addition, the Company acknowledges that no units can be issued under the distribution reinvestment plan until there are outstanding units sold pursuant to the primary offering on which distributions can be declared. Therefore, the Company will add the following sentence as a new paragraph at the end of the “Prospectus Summary — The Offering” subsection on page 14 of the Amendment No. 2: “Units will not be sold pursuant to our distribution reinvestment plan until the minimum offering requirement is met.”

10.	Revise to disclose whether any purchases by related parties and affiliates may be used to meet the minimum offering requirement.

Response to Comment No. 10

The Company notes that the prospectus already discloses the fact that purchases by related parties and affiliates may be used to meet the minimum offering requirements in the first paragraph in “Plan of Distribution” section on page 97 of the Amendment No. 1. Nevertheless, in response to the Staff’s comment, the Company has added the following disclosure as a third sentence in the first paragraph below the chart in the “Prospectus Summary — The Offering” subsection on page 14 of the Amendment No. 2: “Purchases of Class A units by our managers, officers and other affiliated persons and entities will be included for purposes of determining whether we have satisfied the minimum offering requirement.”

Table of Contents

11.	The table of contents should appear on either the inside front or outside back cover page of the prospectus. Please revise accordingly. Refer to Item 502(a) of Regulation S-K.

Response to Comment No. 11

The Company has relocated the Table of Contents to the inside front cover of the prospectus.

Prospectus Summary

Our Advisor, Our Sponsor, Our Dealer Manager, pages 5 – 6

12.	Revise to briefly disclose any and all fees and other compensation arrangements with the Registrant and add a cross-reference to the more complete disclosure located elsewhere in the filing. In addition, disclose if any of the Advisor, Sponsor, Dealer Manager or their employees, affiliates or related parties may receive any fees, commissions, or other remuneration related to the Registrant’s purchase, sale or holding of any investments.

Response to Comment No. 12

In response to your comment, the Company has added requested disclosure on pages 12 and 13 of the Amendment No. 2.

Our Expense Summary, page 12

13.	Noting that all of your investments may be in illiquid assets, revise to add disclosure regarding the “net asset value” to clearly explain how that will be determined, e.g., third party appraisals, management’s estimates, etc. Add a cross-reference to the more complete disclosure under “Valuations” on page 34.

Response to Comment No. 13

For your information, the prospectus and exhibits previously contained inconsistencies regarding the basis on which the asset management fee is paid, which have now been corrected to reflect that the fee will be calculated based on gross assets, including borrowings. In response to the Staff’s comment, the Company has revised disclosure to footnote (2) on page 20 of the Amendment No. 2 as follows: “Our asset management fee is calculated at an annual rate of 2.00% of gross assets, which consists of the net asset value plus borrowings, if any, and is payable quarterly in arrears. See “Advisory Agreement and Sub-Advisory Agreement — Fees.” Our net asset value will be determined by our board of managers based on the input of our Advisor, our audit committee and one or more independent valuation firms, if engaged by our board of managers. For more information regarding the valuation process, see ‘Business — Valuations.’”

Questions and Answers

How will investments be made?, page 17

14.	Revise to disclose if any sub-advisors have been selected and if so, name them. In addition, revise to disclose if any sub-advisor may be related to or an affiliate of the Advisor, Sponsor or any employee, affiliate or related party of these entities.

Response to Comment No. 14

The Company’s Advisor and to be formed foreign subsidiaries have not yet entered into any sub-advisory agreements with the individual sub-advisors and may do so both before and after the effectiveness of the Registration Statement. The Company will revise or supplement the prospectus to name the core sub-advisors once the core sub-advisors have been selected. In response to the Staff’s comment, the Company will add the following sentence as the third sentence in the “Advisory Agreement and Sub-Advisory Agreements — The Sub-Advisory Agreements” section on page 87 of Amendment No. 2: “We do not expect that our local sub-advisors will be related to or affiliated with our Advisor, our Sponsor or any of its employees, affiliates or related parties.”

Business Overview, page 20

15.	Please revise to provide more detailed and specific disclosure regarding the “industry-standard metrics, including the Impact Reporting and Investment Standards” by which you intend to measure the impact of your investments.

Response to Comment No. 15

The Company has revised the second paragraph of the “Business — Overview” section on page 43 of the Amendment No. 2 to add more detailed disclosure regarding the industry-standard metrics.

Our Advisor, page 20

16.	Please state your basis for the statements on page 21 that the Advisor has “global macro expertise” and that Gloria Nelund has been a “pioneer in the development of Social Impact products”. Otherwise, please eliminate this type of language unless you are able to provide an adequate factual basis or characterize the statement as a belief or opinion of the Company.

Response to Comment No. 16

In response to the Staff’s comment, the Company has revised the reference to the Advisor’s “global macro expertise” to read “global macro investing approach” throughout the prospectus. In support of the statement regarding Ms. Nelund’s experience referenced above, the Company has added the following disclosure to Ms. Nelund’s biographical information on page 44 of the Amendment No. 2:

Ms. Nelund had served as the Managing Director of Scudder Kemper Investments, prior to its purchase by Deutsche Bank. While at Scudder Kemper Investments, she supported the development and growth of one of the industry’s early socially responsible investment (SRI) investment products. In addition, she was instrumental in making Deutsche Bank a leading institutional supporter of microcredit, creating multiple programs for private wealth management clients to be educated about, and invest in the asset class.

Market Opportunity, page 23

17.	We note that you reference sources for statements in this section and elsewhere in the prospectus, such as McKinsey & Company, risklab, the International Chamber of Commerce, the International Finance Corporation, the IMF, World Bank, Small Enterprise Assistance Funds, and the OECD. Please tell us whether these reports are publicly available without cost or at a nominal expense to investors and whether you commissioned any of the referenced sources.

Response to Comment No. 17

The Company confirms that all the reference sources for statements in the prospectus are publicly available without cost to investors. The Company also confirms that it has not commissioned any of the reference sources.

Investment Strategy, page 28

18.	You disclose in the fourth paragraph on page 31 that you will target businesses that have demonstrated, among other things, revenue, earnings and cash flow growth. Please revise to disclose any quantitative measures you have established with respect to these metrics and any other investment parameters material to an investor’s understanding of your investment strategy.

Response to Comment No. 18

The Company does not contemplate having any quantitative measures with respect to the target businesses. However, as indicated on page 28 of the Amendment No. 1, the Company is seeking to lend primarily to borrowers who have a 3-year operating history. The Company has revised the last sentence in the referenced paragraph on page 54 of the Amendment No. 2 as follows: “Generally, these businesses are established private companies that are in need of capital for expansion, have the capability to pay interest during the expected loan period and show a trend of revenue, earnings and cash flow growth in their last three years of operations to realistically support the borrowing.”

Origination, page 32

19.	We note your disclosure that your sub-advisors have “extensive local networks”. Please revise to discuss these networks in greater detail and provide examples, as appropriate.

Response to Comment No. 19

The Company notes that the sub-advisors “extensive local networks” consist of their broad and deep relationships with current borrowers, other investors, local business groups, government officials, investment advisors, banks, and lawyers as described in the sentences immediately following the referenced disclosure. The Company has revised the disclosure in this paragraph on page 54 of the Amendment No. 2 to clarify this point. The Company also notes that the sub-advisors expertise and networks are further discussed in “Business — Investing with Sub-Advisors” section on page 53 of the Amendment No. 2.

Evaluation – ESG Screening, page 33

20.	Please revise to provide more detailed and specific disclosure regarding the “certain types of businesses” that the ESG screen prohibits pursuant to the Exclusion List published by the IFC. Please also discuss whether the exclusion of such investment opportunities will adversely affect the potential returns from your investments.

Response to Comment No. 20

The Company has added requested disclosure to the “Business — Investment Strategy — Incorporation of ESG and Commitment to Responsible Investing” section on page 55 of the Amendment No. 2. The Company notes that this subsection has been relocated and enhanced from its prior location in “Business — Market Opportunity” section of Amendment No. 1. As disclosed in the second paragraph of that section, the Company believes that adopting the exclusion list, which prohibits investments in companies that engage in the production of weapons, liquor, tobacco products, radioactive products, unbonded asbestos fibers, or any illegal product or activity well as gambling enterprises, certain types of forestry and fishing, and any enterprise that involves exploitative forms of forced or child labor, will still leave the Company with ample opportunities to make competitive investments.

Evaluation – Impact Screening, page 33

21.	Please revise to quantify any targets that you have established for your core impact metrics. As warranted and to the extent feasible, include figures for job creation, revenue growth, profitability, and the like.

Response to Comment No. 21

The Company notes that it does not contemplate having quantifiable targets with respect to borrower companies as the Company’s intent is for all borrower companies to improve above their baseline metrics which existed at the time of borrowing. Therefore, the only “target” the Company intends to monitor is incremental improvement above the borrower company’s baseline. The Company has added a new subsection “Business — Investment Strategy — Incorporation of ESG and Commitment to Responsible Investing — Measuring Impact” on page 56 of the Amendment No. 2 to enhance this disclosure.

Risk Factors, page 39 General

22.	The risk factor discussion must immediately follow the summary section. Please revise accordingly. Refer to Item 503(c) of Regulation S-K.

Response to Comment No. 22

The Company has relocated the “Risk Factors” section to follow immediately after the “Prospectus Summary” section of the prospectus. Please note that the Company has also relocated “Questions and Answers” section to precede the “Prospectus Summary” section.

23.	The preamble suggests that you may be subject to risks not specifically identified in this section. Revise to indicate that you have disclosed all material risks that may impact an investment in your units.

Response to Comment No. 23

The Company has revised the third sentence in the preamble in the “Risk Factors” section on page 26 of the Amendment No. 2 as follows (additional language underlined): “The risks set out below are not the only risks we face but do cover the material risks that may impact your investment in our units.”

24.	Please avoid making statements such as “we cannot guarantee” or “we cannot assure” that an event might or might not happen. The point of a particular risk factor is to discuss a material risk and explain to the reader the likelihood of the risk impacting an investment in your securities, not your ability to provide any guarantee or assurance.

Response to Comment No. 24

In response to the Staff’s comment, the Company has revised the disclosure in the risk factors on pages 26, 29, 30, 32, 33 and 34 of Amendment No. 2 to delete references to the Company being unable to guarantee or assure that an event might or might not happen.

Risks Relating to Investing in the Offering

We are a new company and have no operating history . . . , page 39

25.	You state that you are subject to “all of the business risks and uncertainties” associated with a new business. Please revise to describe such risks and uncertainties in greater detail.

Response to Comment No. 25

The Company has revised the risk factor captioned “We are a new company and have no operating history…” on page 26 of the Amendment No. 2 to add the underlined disclosure as follows:

We are a new company, have no operating history and may be unable to successfully implement our investment strategy.

We were formed on April 30, 2012, and will not commence operations until we meet our minimum offering requirement of selling, in aggregate, $2,000,000 in units from this offering. We are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objectives and that the value of units could decline substantially. Our financial condition and results of operations will depend on many factors including the availability of investment opportunities, general economic and market conditions and the performance of our Advisor and sub-advisors.

Risks Relating to our Business and Structure General, page 43

26.	Please consider whether the due diligence conducted by the sub-advisors will reveal all material risks of the businesses in which you invest and the need to include a risk factor discussing the same.

Response to Comment No. 26

The Company has revised the second paragraph of the risk factor captioned “Our success will be dependent on the performance of our sub-advisors” on page 30 of the Amendment No 2. to include discussion of the risk associated with the sub-advisor due diligence.

Changes in laws or regulations governing our operations, . . . , page 46

27.	Please tell us, with a view towards revised disclosure, whether you are aware of any legislative or administrative proposals that have been introduced or passed in recent years, whether domestically or within the foreign jurisdictions in which you may conduct business, that could adversely impact your results of operations and financial condition.

Response to Comment No. 27

The Company is not aware of any specific legislative or administrative proposals that have been introduced or passed in recent years that could adversely impact the Company’s results of operations and financial condition. Accordingly, the Company has deleted the risk factor captioned “Changes in laws or regulations governing our operations…” from Amendment No. 2.

Risks Related to Potential Conflicts of Interest

We may compete with other Sponsor affiliated entities . . . , page 49

28.	Revise to describe in greater detail the “certain” types of investments for which you may compete with other Sponsor affiliated entities to originate or acquire and provide examples, as appropriate.

Response to Comment No. 28

As there are no affiliates who presently acquire these types of investments, we cannot currently describe the specific types of investments as to which they may compete. Therefore, the Company has revised the first sentence of the risk factor captioned “We may compete with other Sponsor affiliated entities…” on page 37 of the Amendment No. 2 to remove reference to “certain” types of impact investments.

Advisory and Sub-advisory Agreements

The Advisory Agreement, page 71

29.	Please provide a brief description of the interests of the following managers and executive officers of the Company in the Advisory Agreement by reason of their affiliation with the Advisor:

•	Gloria Nelund, the Chairman and Chief Executive Officer;

•	Mark Torline, the President, Chief Operating Officer and Manager; and

•	Paul Sanford, the Chief Investment Officer.

Refer to Item 404 of Regulation S-K.

Response to Comment No. 29

The Sponsor owns 85% equity interest in the Advisor. Since each Mr. Torline and Mr. Sanford have less than a ten percent economic interest in the Sponsor and, therefore, the Advisor, pursuant to the instructions to Item 404 of Regulation S-K, the Company is not required to disclose their interests. With respect to Ms. Nelund’s interest, in response to the Staff’s comment, the Company has added the following disclosure as a footnote to the organization chart contained in the “Prospectus Summary — Our Corporate Structure” section on page 11 of the prospectus: “Gloria S. Nelund owns 33.6% of the equity interest in the Sponsor.” Since the amount of fees the Advisor will receive pursuant to the Advisory Agreement will depend on a number of factors and cannot be determined at this time, the Company cannot calculate Ms. Nelund’s economic interest in the Advisory Agreement.

Plan of Distribution, page 97

30.	Please revise to disclose the rate at which the subscription payments held in escrow will accrue interest.

Response to Comment No. 30

The Company cannot disclose the rate at which the subscription payments will accrue interest since the Escrow Agreement will not provide for a specific interest rate, but will allow all subscription payments to be placed in an interest-bearing account or invested in accordance with rules and regulations as applicable to these types of accounts. Therefore, it is not possible to determine ahead of time what return the escrow account will generate.

Offering Prospectus Back Cover Page

31.	Please advise dealers of their prospectus delivery obligation, as required by Item 502(b) of Regulation S-K.

Response to Comment No. 31

The Company has revised the prospectus back cover page to add the following disclosure:

Until             , 2012 (90 days after the date of this prospectus), all dealers that effect transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealer’s obligation to deliver a prospectus when acting as soliciting dealers with respect to their unsold allotments or subscriptions.

Part II. Information Not Required in Prospectus General

32.	Please revise so that the item numbers in Part II are consistent with the current version of Form S-1 contained on the Commission’s website.

Response to Comment No. 32

The Company revised Part II to be consistent with the current version of Form S-1.

Item 16. Exhibits

33.	We note that you have yet to file a number of exhibits, including the legality and tax opinions. Please file these exhibits as soon as possible so that we have adequate time to review them. As a related matter, please note that you will need to file a signed legality opinion and tax opinion, rather than forms of these opinions, as currently indicated in the exhibits table.

Response to Comment No. 33

The forms of Dealer Manager Agreement, the Participating Broker-Dealer, the tax opinion and the legality opinion are submitted as exhibits to Amendment No. 2. The Company expects to submit the forms of an Indemnification Agreement and the Sub-Advisory Agreement with the next pre-effective amendment and will file an executed legality opinion and tax opinion prior to the effectiveness of the Registration Statement.

34.	Please file the following as exhibits with your next amendment:

•	certificate of formation of TriLinc Global Impact Fund, LLC;

•	Distribution Reinvestment Plan;

•	Consent of the independent accountant; and

•	Power of attorney.

Refer to Item 601 of Regulation S-K.

Response to Comment No. 34

The certificate of formation of TriLinc Global Impact Fund, LLC is included as Exhibit 3.2 of Amendment No. 2. The Company’s Distribution Reinvestment Plan is included as Appendix C to the prospectus and incorporated by reference to Exhibit 4.2 of the Registration Statement.

As permitted by the SEC with respect to confidential submissions pursuant to the JOBS Act2, the Company has not included the consent of the independent accountant or the executed signature page to the Registration Statement. The Company will file the consent of the independent accountant once the Company publicly files the Registration Statement via EDGAR. Similarly, the Company will include the Power of Attorney with an executed signature page upon public filing of the Registration Statement.

Item 17. Undertakings

35.	Please revise to include the undertaking in paragraphs (f) and (h) of Item 512 of Regulation S-K.

Response to Comment No. 35

The Company has revised Item 17 of Part II to include the undertakings in paragraphs (f) and (h) of Item 512 of Regulation S-K.

Should you have any further questions or need additional information, please do not hesitate to contact me at (212) 801-9330, or Yuta Delarck, Esq., at (212) 801-6928].

Sincerely,

/s/ Judith D. Fryer

Judith D. Fryer, Esq.

[2]

See Question 7 in Frequently Asked Questions: Confidential Submission Process for Emerging Growth Companies, April 10, 2012 available on http://www.sec.gov/divisions/corpfin/guidance/cfjumpstartfaq.htm.

cc:	Gloria S. Nelund, TriLinc Global Impact Fund, LLC